Prepaid Expenses and Other Current Assets (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepayment on inventory not received	$ 1,403	$ 0	$ 225,979
Prepaid expenses	103,523	140,676	113,600
Value added tax receivable	196,142	158,200	83,602
Security deposit	16,513	16,346	7,394
Purchase deposits		0	1,507
Prepaid expenses and other current assets	$ 317,581	$ 315,222	$ 432,082